Financial Risk Management - Schedule of Company's Debt to Equity Ratio (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Total liabilities	₩ 105,296	₩ 118,096
Total equity	₩ 637,366	₩ 568,363	₩ 463,728	₩ 330,180
Debt ratio	17.00%	21.00%